Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits Abstract
Schedule of breakdown of deposits

	12/31/2023			12/31/2022
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	367,270	470,534	837,804	376,238	372,635	748,873
Savings deposits	174,765	-	174,765	179,764	-	179,764
Interbank deposits	6,445	3	6,448	4,821	73	4,894
Time deposits	186,060	470,531	656,591	191,653	372,562	564,215
Non-interest bearing deposits	113,548	-	113,548	122,565	-	122,565
Demand deposits	105,634	-	105,634	117,587	-	117,587
Other deposits	7,914	-	7,914	4,978	-	4,978
Total	480,818	470,534	951,352	498,803	372,635	871,438